Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Inventory [Line Items]
Products	¥ 1,077,962		¥ 1,180,768
Packing materials and others	71		80
Inventories	1,078,033		1,180,848
Balance at beginning of the year	(107,281)		(99,509)
Additions	(161,596)		(89,516)
Write-offs	133,841		81,744
Balance at end of the year	(135,036)		(107,281)	¥ (99,509)
Inventories	942,997		1,073,567		$ 136,722
Inventories write-downs	161,596	$ 23,429	89,516	108,461
Cost of products
Inventory [Line Items]
Inventories write-downs	¥ 161,596		¥ 89,516	¥ 108,461